Common share capital (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Share capital
Common share capital

	December 31, 2016		December 31, 2015
	Common shares of par value $0.10		Common shares of par value $0.10
	Shares	U.S. dollars millions	Shares	U.S. dollars millions
Authorized share capital	100,000,000	10.0	100,000,000	10.0

Issued and fully paid share capital	24,351,618	2.4	24,351,618	2.4
Treasury shares held by Company	(237,386)	—	(237,386)	—
Outstanding shares in issue	24,114,232	2.4	24,114,232	2.4